UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
December 31, 2009 (Unaudited)

			Shares	Fair Value
COMMON STOCKS - 55.96%
Administrative and Support Services - 0.25%
Lender Processing Services, Inc.			89,543	$3,640,818

Apparel Manufacturing - 0.44%
Li Ning Co. Ltd. (c)			1,723,000	6,555,640

Broadcasting (except Internet) - 0.11%
BEC World (c)			2,242,200	1,654,413

Chemical Manufacturing - 0.64%
Acorda Therapeutics, Inc. (a)			117,969	2,975,178
China BlueChemical (c)			4,268,000	2,614,724
Medivation, Inc. (a)			103,045	3,879,644
				9,469,546
Computer and Electronic Product Manufacturing - 4.45%
Garmin Ltd. (c)			296,345	9,097,791
Harman International Industries, Inc.			270,761	9,552,448
Hewlett-Packard Co.			267,918	13,800,456
Panasonic Corp. - ADR			467,248	6,705,009
Sanyo Electric Co. Ltd. (a)(c)			2,291,000	4,206,378
Sharp Corp. (c)			373,000	4,673,764
Sony Corp. - ADR			365,278	10,593,062
Tyco International Ltd. (c)			194,010	6,922,277
				65,551,185
Credit Intermediation and Related Activities - 5.19%
Banco Santander Central Hispano SA - ADR			500,304	8,224,998
Bank of Montreal (c)			129,340	6,865,367
Barclays PLC - ADR			608,324	10,706,503
Canadian Imperial Bank of Commerce (c)			206,802	13,363,545
Citigroup, Inc.			1,533,601	5,076,219
HSBC Holdings PLC - ADR			125,787	7,181,180
ICICI Bank Ltd. - ADR			92,386	3,483,876
JPMorgan Chase & Co.			185,482	7,729,035
KB Financial Group, Inc. - ADR (a)			112,284	5,709,641
Royal Bank of Canada (c)			125,352	6,712,600
Shinhan Financial Group Co. Ltd. - ADR			19,479	1,446,900
				76,499,864
Data Processing, Hosting and Related Services - 0.41%
Google, Inc. - Class A (a)			9,739	6,037,985

Electrical Equipment, Appliance, and Component Manufacturing - 0.67%
BYD Co. (a)(c)			1,126,000	9,940,762

Electronics and Appliance Stores - 2.19%
Best Buy, Inc.			681,521	26,892,819
Hhgregg, Inc. (a)			112,284	2,473,616
RadioShack Corp.			145,686	2,840,877
				32,207,312
Food Manufacturing - 0.84%
Chaoda Modern Agriculture (c)			4,097,000	4,385,831
China Green Holdings (c)			1,824,000	1,733,804
Golden Agriculture Resources (a)(c)			13,451,000	4,883,091
Lotte Confectionery Co. Ltd. (c)			1,253	1,386,992
				12,389,718
Funds, Trusts, and Other Financial Vehicles - 2.18%
Nationwide Health Properties, Inc.			459,324	16,159,018
Omega Healthcare Investors, Inc.			818,742	15,924,532
				32,083,550
General Merchandise Stores - 0.27%
Golden Eagle Retail (c)			1,433,000	2,927,583
New World Department Store China (c)			1,068,000	979,374
				3,906,957
Heavy and Civil Engineering Construction - 0.25%
China Communications Construction - Class H (c)			3,096,000	2,966,863
Semen Gresik (c)			893,000	717,632
				3,684,495
Insurance Carriers and Related Activities - 4.85%
Aetna, Inc.			344,669	10,926,007
China Life Insurance (c)			1,055,000	5,218,259
CIGNA Corp.			463,349	16,342,319
Coventry Health Care, Inc. (a)			749,034	18,194,036
Humana, Inc. (a)			267,057	11,721,132
Magellan Health Services, Inc. (a)			88,467	3,603,261
WellCare Health Plans, Inc. (a)			148,528	5,459,889
				71,464,903
Machinery Manufacturing - 0.80%
UTD Tractors (c)			2,664,000	4,395,104
Weichai Power Co. (c)			917,000	7,415,572
				11,810,676
Mining (except Oil and Gas) - 0.81%
Anhui Conch Cement Co. Ltd. (c)			608,000	3,913,019
Banpu Public Co. (c)			462,500	7,990,402
				11,903,421
Miscellaneous Manufacturing - 1.47%
3M Co.			76,751	6,345,005
Mindray Medical International Ltd. - ADR			103,360	3,505,971
Quality Systems, Inc.			151,370	9,504,523
Shandong Weigao GP (c)			704,000	2,351,691
				21,707,190
Other Information Services - 0.35%
Baidu, Inc. - ADR (a)			12,618	5,188,900

Paper Manufacturing - 3.95%
Domtar Corp. (a)			162,030	8,978,082
Fibria Celulose SA - ADR (a)			755,434	17,254,113
International Paper Co.			743,349	19,906,886
MeadWestvaco Corp.			279,289	7,996,044
Neenah Paper, Inc.			69,645	971,548
Schweitzer-Mauduit International, Inc.			43,350	3,049,672
				58,156,345
Plastics and Rubber Products Manufacturing - 0.23%
Carlisle Cos, Inc.			100,203	3,432,955

Professional, Scientific, and Technical Services - 6.81%
Accenture PLC			196,272	8,145,288
Alliance Data Systems Corp. (a)			109,441	7,068,794
Broadridge Financial Solutions, Inc.			323,350	7,294,776
CACI International, Inc. - Class A (a)			88,832	4,339,443
China Shipping Development Co. Ltd. (c)			2,406,000	3,618,279
Cognizant Technology Solutions Corp. (a)			257,258	11,653,787
Convergys Corp. (a)			184,771	1,986,288
Fidelity National Information Services, Inc.			447,006	10,477,821
Genpact Limited (a)(c)			113,705	1,694,205
Hewitt Associates, Inc. (a)			185,482	7,838,469
Infosys Technologies Ltd. - ADR			68,223	3,770,685
Mantech International Corp. - Class A (a)			28,426	1,372,407
MAXIMUS, Inc.			29,848	1,492,400
Ness Technologies, Inc. (a)			3,822	18,728
Patni Computer Systems - ADR			38,958	796,691
Rightnow Technologies, Inc. (a)			54,010	938,154
SAIC, Inc. (a)			197,563	3,741,843
Sapient Corp. (a)			414,314	3,426,377
SRA International, Inc. - Class A (a)			321,928	6,148,825
TeleTech Holdings, Inc. (a)			115,127	2,305,994
Total System Services, Inc.			473,298	8,173,856
Unisys Corp. (a)			105,880	4,082,733
				100,385,843
Publishing Industries (except Internet) - 5.71%
BMC Software, Inc. (a)			281,421	11,284,982
CA, Inc.			293,502	6,592,055
Check Point Software Technologies (a)(c)			226,700	7,680,596
Micros Systems, Inc. (a)			341,827	10,606,892
Microsoft Corp.			463,349	14,127,511
Novell, Inc. (a)			1,506,596	6,252,373
Red Hat, Inc. (a)			525,887	16,249,908
Sybase, Inc. (a)			260,812	11,319,241
				84,113,558
Rail Transportation - 0.45%
Guangshen Railway (c)			3,464,000	1,416,267
Jasa Marga (c)			7,266,000	1,399,836
Zhejiang Expressway Co. Ltd. (c)			4,140,000	3,839,167
				6,655,270
Real Estate - 2.24%
New World Development Co. (c)			367,000	755,452
Senior Housing Properties Trust			660,761	14,450,843
Ventas, Inc.			408,559	17,870,371
				33,076,666
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.58%
Credit Suisse Group - ADR			140,710	6,917,304
Deutsche Bank AG (c)			230,253	16,327,240
				23,244,544
Telecommunications - 3.61%
Atlantic Tele-Network, Inc.			11,128	612,151
China Communications Services (c)			5,618,000	2,767,916
China Unicom (c)			2,657,000	3,522,836
China Unicom Hong Kong Ltd. - ADR			804,465	10,546,536
Chunghwa Telecom Co. Ltd. - ADR			247,309	4,592,528
Globe Telecom, Inc. (c)			34,830	689,367
KT Corp. - ADR			144,381	2,428,488
Telecom Corp of New Zealand Ltd. - ADR			55,156	495,853
Telecom Italia SpA - ADR			60,406	932,065
Telefonica SA - ADR			97,360	8,131,507
Telefonos de Mexico SA de CV - ADR			397,258	6,586,538
Telekomunikasi Indonesia Tbk PT - ADR			66,802	2,668,740
Vimpel-Communications - ADR (a)			496,750	9,234,583
				53,209,108
Transportation Equipment Manufacturing - 2.27%
Koninklijke Philips Electronics NV - ADR			232,385	6,841,415
McDermott International, Inc. (a)(c)			233,096	5,596,635
Siemens AG - ADR			88,832	8,145,894
Textron, Inc.			680,811	12,806,055
				33,389,999
Utilities - 2.94%
AES Corp. (a)			1,240,810	16,515,181
Empresa Nacional de Elctricidad SA - ADR			24,162	1,214,624
Guangdong Investment Ltd. (c)			6,492,000	3,793,015
Huaneng Power International, Inc. - ADR			39,797	891,453
NRG Energy, Inc. (a)			584,161	13,792,041
Ormat Technologies, Inc.			189,035	7,153,084
				43,359,398
TOTAL COMMON STOCKS (Cost $699,268,233)				824,721,021

PREFERRED STOCKS - 0.84%

Credit Intermediation and Related Activities - 0.29%
Itau Unibanco Holding SA - ADR			187,614	4,285,104
Telecommunications - 0.55%
Brasil Telecom SA - ADR			23,811	693,614
Tele Norte Leste Participacoes SA - ADR			341,827	7,321,934
				8,015,548
TOTAL PREFERRED STOCKS (Cost $9,764,992)				12,300,652

INVESTMENT COMPANIES - 18.66%
Exchange Traded Funds - 8.47%
iShares China 25 Fund			1,048,476	44,319,080
iShares iBoxx High Yield Corporate Bond Fund			64,607	5,675,079
iShares MSCI Brazil Index Fund			82,418	6,149,207
iShares MSCI Malaysia Index Fund			339,034	3,600,541
iShares MSCI Taiwan Index Fund			177,182	2,298,051
iShares MSCI South Africa Fund			40,815	2,284,416
iShares MSCI South Korea Index Fund			142,797	6,802,849
iShares S&P Latin America 40 Index Fund			218,009	10,423,010
iShares MSCI Emerging Markets Index Fund			152,785	6,340,577
Market Vectors Russia ETF (d)			461,466	14,388,510
SPDR Barclays Capital High Yield Bond ETF			142,222	5,531,014
SPDR S&P Emerging Middle East & Africa ETF			20,150	1,257,138
Vanguard Emerging Markets ETF			385,450	15,803,450
				124,872,922
Mutual Funds - 10.19%
Central Europe & Russia Fund			44,817	1,478,513
Fidelity China Region Fund			520,917	14,523,528
Fidelity High Income Fund			4,668,891	39,452,127
ING Russia Fund - Class A (d)			217,947	6,986,830
Matthews China Fund			614,882	15,713,518
Matthews India Fund			378,754	6,180,096
Matthews Korea Fund (d)			844,606	3,656,361
T Rowe Price High Yield Fund			4,538,805	29,139,125
US Global Investors Funds: Eastern European Fund (a)(d)			1,335,643	12,261,202
Vanguard High-Yield Corporate Fund			3,801,021	20,791,586
				150,182,886
TOTAL INVESTMENT COMPANIES (Cost $214,016,057)				275,055,808

EXCHANGE TRADED NOTES - 0.47%
iPath MSCI India Index ETN (a)(c)			108,624	6,958,453
TOTAL EXCHANGE TRADED NOTES (Cost $6,890,685)				6,958,453

			Troy Ounces	Fair Value
PRECIOUS METALS - 2.39%
Gold Bullion (a)(e)			25,028	$27,419,926
Silver (a)(e)			458,000	7,781,420
TOTAL PRECIOUS METALS (Cost $28,159,908)				35,201,346
			Principal
			Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 5.72%
Republic of Brazil
12.500%, 01/05/2022 (c)		BRL	129,944,000	$84,340,448
TOTAL FOREIGN GOVERNMENT BONDS (Cost $74,252,135)				84,340,448

			Shares	Fair Value
SHORT-TERM INVESTMENTS - 10.58%
Money Market Funds - 10.58%
Fidelity Institutional Money Market Fund - Government Portfolio
0.030% (b)(f)			155,836,052	$155,836,052
TOTAL SHORT-TERM INVESTMENTS (Cost $155,836,052)				155,836,052
Total Investments (Cost $1,188,188,062) - 94.62%				1,394,413,780
Other Assets in Excess of Liabilities - 5.38%				79,333,523
TOTAL NET ASSETS - 100.00%				$1,473,747,303

Percentages are stated as a percent of net assets.
BRL	Brazilian Real
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at December 31, 2009.
(c)	Foreign issued security.
(d)	A portion of this security is considered illiquid. The market value of these securities total $37,292,903, which represents 2.53% of total net assets. If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will
	be considered an illiquid investment.
(e)	The Leuthold Core Investment Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Core Investment, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Core Investment Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.
(f)	All or a portion of these securities constitutes proceeds from securities sold short.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short
December 31, 2009 (Unaudited)
	Principal
	Amount	Fair Value
United States Treasury Obligations - 4.81%
United States Treasury Strip Principal
4.797%, 05/15/2039	$27,000,000	$6,707,880
United States Treasury Bond
4.250%, 05/15/2039	$68,400,000	64,167,750
TOTAL SECURITIES SOLD SHORT (Proceeds $74,915,010) - 4.81%		$70,875,630

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2009, was as follows*:

Leuthold Core Investment Fund
Cost of investments		$ 1,194,784,296
Gross unrealized appreciation		216,721,008
Gross unrealized depreciation		(17,091,524)
Net unrealized appreciation		$ 199,629,484

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Investment at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 824,721,021	$ -	$ -	$ 824,721,021
Preferred Stocks	12,300,652	-	-	12,300,652
Exchange Traded Funds	124,872,922	-	-	124,872,922
Mutual Funds	1,478,513	148,704,373	-	150,182,886
Exchange Traded Notes	6,958,453	-	-	6,958,453
Precious Metals	-	35,201,346	-	35,201,346
Foreign Government Bonds	-	84,340,448	-	84,340,448
Money Market Funds	155,836,052	-	-	155,836,052

Total Investments in Securities	$ 1,161,368,959	$ 233,044,821	$ -	$ 1,394,413,780

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Unites States Treasury Obligations	$ -	$ 70,875,630	$ -	$ 70,875,630

Total Securities Sold Short	$ -	$ 70,875,630	$ -	$ 70,875,630

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments
December 31, 2009 (Unaudited)

			Shares	Fair Value
COMMON STOCKS - 56.29%
Administrative and Support Services - 0.44%
Lender Processing Services, Inc.			137,674	$5,597,825

Ambulatory Health Care Services - 0.53%
Mednax, Inc. (a)			112,106	6,738,692

Apparel Manufacturing - 0.87%
Li Ning Co. Ltd. (c)			1,501,000	5,710,978
Warnaco Group, Inc. (a)			127,840	5,393,570
				11,104,548
Beverage and Tobacco Product Manufacturing - 1.86%
Altria Group, Inc.			222,080	4,359,430
Lorillard, Inc.			111,178	8,919,811
Philip Morris International, Inc.			128,824	6,208,029
Reynolds American, Inc.			83,397	4,417,539
				23,904,809
Broadcasting (except Internet) - 0.11%
BEC World (c)			1,953,100	1,441,100

Chemical Manufacturing - 5.94%
AstraZeneca PLC - ADR			123,907	5,816,195
Bare Escentuals, Inc. (a)			394,339	4,822,766
Bristol-Myers Squibb Co.			470,847	11,888,887
China BlueChemical (c)			3,718,000	2,277,775
Lilly Eli & Co.			121,700	4,345,907
Lubrizol Corp.			73,783	5,382,470
Merck & Co., Inc. (a)			344,449	12,586,166
Mosaic Co.			30,020	1,793,095
NBTY, Inc. (a)			130,791	5,694,640
Novartis AG - ADR			80,471	4,380,037
RPM International, Inc.			132,647	2,696,713
Sanofi-Aventis SA - ADR			193,386	7,594,268
Warner Chilcott PLC (a)(c)			240,930	6,859,277
				76,138,196
Clothing and Clothing Accessories Stores - 2.32%
Aeropostale (a)			134,724	4,587,352
Collective Brands, Inc. (a)			306,366	6,975,954
Dillards, Inc.			103,489	1,909,372
Jos A Bank Clothiers, Inc. (a)			34,174	1,441,801
Limited Brands, Inc.			159,009	3,059,333
Nordstrom, Inc.			177,690	6,677,590
Ross Stores, Inc.			118,007	5,040,079
				29,691,481
Computer and Electronic Product Manufacturing - 4.30%
Cisco Systems, Inc. (a)			318,253	7,618,977
Garmin Ltd. (c)			181,927	5,585,159
Hewlett-Packard Co.			184,666	9,512,145
Intel Corp.			299,468	6,109,147
Motorola, Inc.			638,597	4,955,513
Texas Instruments, Inc.			297,378	7,749,671
Tyco International Ltd. (c)			190,283	6,789,297
Western Digital Corp. (a)			154,392	6,816,407
				55,136,316
Credit Intermediation and Related Activities - 3.30%
Banco Santander Central Hispano SA - ADR			327,468	5,383,574
Bank of Montreal (c)			133,326	7,076,944
Barclays PLC - ADR			363,865	6,404,024
BB&T Corp.			59,370	1,506,217
Canadian Imperial Bank of Commerce (c)			85,174	5,503,944
JPMorgan Chase & Co.			49,563	2,065,290
PNC Financial Services Group, Inc.			110,047	5,809,381
U.S. Bancorp			131,393	2,957,656
Western Union Co.			298,950	5,635,208
				42,342,238
Electrical Equipment, Appliance, and Component Manufacturing - 0.92%
BYD Co. (a)(c)			981,000	8,660,646
Whirlpool Corp.			39,347	3,173,729
				11,834,375
Electronics and Appliance Stores - 0.40%
Best Buy, Inc.			128,824	5,083,395

Fabricated Metal Product Manufacturing - 0.12%
Watts Water Technologies, Inc. - Class A			48,858	1,510,689

Food Manufacturing - 1.32%
Chaoda Modern Agriculture (c)			3,569,000	3,820,608
China Green Holdings (c)			1,590,000	1,511,376
Conagra Foods, Inc.			264,531	6,097,439
Golden Agriculture Resources (a)(c)			11,716,000	4,253,237
Lotte Confect (c)			1,077	1,192,171
				16,874,831
Food Services and Drinking Places - 0.23%
Cracker Barrel Old Country Store, Inc.			78,250	2,972,717

Funds, Trusts, and Other Financial Vehicles - 2.96%
Health Care REIT, Inc.			36,081	1,599,110
Nationwide Health Properties, Inc.			566,112	19,915,820
Omega Healthcare Investors, Inc.			698,288	13,581,702
Transatlantic Holdings, Inc.			54,237	2,826,290
				37,922,922
General Merchandise Stores - 0.47%
Golden Eagle Retail (c)			1,248,000	2,549,632
Macy's, Inc.			156,214	2,618,147
New World Department Store China (c)			930,000	852,826
				6,020,605
Heavy and Civil Engineering Construction - 1.11%
Chicago Bridge & Iron Co. NV (c)			316,651	6,402,683
China Communications Construction - Class H (c)			2,697,000	2,584,506
KBR, Inc.			241,913	4,596,347
Semen Gresik (c)			778,000	625,216
				14,208,752
Hospitals - 0.43%
Universal Health Services, Inc. - Class B			180,943	5,518,762

Insurance Carriers and Related Activities - 1.34%
China Life Insurance (c)			919,000	4,545,574
CIGNA Corp.			170,126	6,000,344
Humana, Inc. (a)			151,442	6,646,789
				17,192,707
Leather and Allied Product Manufacturing - 0.47%
Deckers Outdoor Corp. (a)			59,523	6,054,680

Machinery Manufacturing - 4.65%
Bucyrus International, Inc.			343,227	19,347,706
Caterpillar, Inc.			115,586	6,587,246
Dresser-Rand Group, Inc. (a)			175,043	5,533,109
Flowserve Corp.			56,053	5,298,690
Joy Global, Inc.			242,172	12,493,654
UTD Tractors (c)			2,320,500	3,828,393
Weichai Power Co. (c)			799,000	6,461,333
				59,550,131
Merchant Wholesalers, Nondurable Goods - 1.08%
AmerisourceBergen Corp.			271,415	7,075,789
Herbalife Ltd. (c)			167,176	6,782,330
				13,858,119
Mining (except Oil and Gas) - 2.71%
Anhui Conch Cement (c)			530,000	3,411,020
Banpu Public Co. (c)			402,900	6,960,720
BHP Billiton Ltd. - ADR			68,270	5,228,116
Freeport-McMoran Copper & Gold, Inc. (a)			73,678	5,915,607
Massey Energy Corp.			145,449	6,110,312
Teck Resources Ltd. (a)(c)			204,130	7,138,426
				34,764,201
Miscellaneous Manufacturing - 1.65%
3M Co.			23,201	1,918,027
Coach, Inc.			158,325	5,783,612
Mindray Medical International Ltd. - ADR			90,034	3,053,953
NewMarket Corp.			72,771	8,351,928
Shandong Weigao GP (c)			612,000	2,044,367
				21,151,887
Oil and Gas Extraction - 2.22%
Anadarko Petroleum Corp.			43,136	2,692,549
Devon Energy Corp.			45,330	3,331,755
Occidental Petroleum Corp.			104,064	8,465,606
Petroleo Brasileiro SA - ADR			228,167	10,879,003
XTO Energy, Inc.			65,527	3,048,971
				28,417,884
Other Information Services - 0.35%
Baidu, Inc. - ADR (a)			10,991	4,519,829

Paper Manufacturing - 0.85%
Packaging Corp. of America			201,799	4,643,395
Temple Inland, Inc.			298,950	6,310,834
				10,954,229
Primary Metal Manufacturing - 0.91%
Allegheny Technologies, Inc.			131,314	5,878,928
Companhia Siderurgica Nacional Sponsored - ADR			180,094	5,750,401
				11,629,329
Professional, Scientific, and Technical Services - 3.11%
China Shipping Development Co. Ltd. (c)			2,096,000	3,152,083
Cognizant Technology Solutions Corp. (a)			140,624	6,370,267
Computer Sciences Corp. (a)			271,094	15,596,038
Infosys Technologies Ltd. - ADR			118,007	6,522,247
Satyam Computer Services Ltd. - ADR (a)			868,332	4,003,011
Wright Express Corp. (a)			130,791	4,167,001
				39,810,647
Publishing Industries (except Internet) - 1.68%
BMC Software, Inc. (a)			152,425	6,112,242
Check Point Software Technologies (a)(c)			198,644	6,730,059
Microsoft Corp.			115,560	3,523,424
Perfect World - ADR (a)			131,774	5,197,167
				21,562,892
Rail Transportation - 0.45%
Guangshen Railway (c)			3,018,000	1,233,918
Jasa Marga (c)			6,329,000	1,219,318
Zhejiang Expressway Co. Ltd. (c)			3,606,000	3,343,970
				5,797,206
Real Estate - 3.13%
HCP, Inc.			188,115	5,745,032
New World Development Co. (c)			320,000	658,705
Senior Housing Properties Trust			566,013	12,378,704
Ventas, Inc.			487,251	21,312,359
				40,094,800
Support Activities for Agriculture and Forestry - 0.19%
Fresh Del Monte Produce, Inc. (a)(c)			109,156	2,412,348

Support Activities for Mining - 0.81%
Atwood Oceanics, Inc. (a)			117,493	4,212,124
Rowan Companies, Inc. (a)			149,420	3,382,869
Transocean Ltd. (a)(c)			33,416	2,766,845
				10,361,838
Telecommunications - 1.64%
America Movil SAB de CV - ADR			115,056	5,405,331
China Communication Services (c)			4,894,000	2,411,211
China Unicom (c)			2,314,000	3,068,063
China Unicom Hong Kong Ltd. - ADR			198,905	2,607,644
Globe Telecom, Inc. (c)			37,220	736,671
Vimpel-Communications - ADR			366,562	6,814,388
				21,043,308
Utilities - 0.84%
Cleco Corp.			66,755	1,824,414
Cia Siderurgica Nacional SA - ADR			72,771	2,846,801
Enersis SA - ADR			62,992	1,439,997
Guangdong Investment Ltd. (c)			5,654,000	3,303,405
TECO Energy, Inc.			80,367	1,303,553
				10,718,170
Wholesale Electronic Markets and Agents and Brokers - 0.58%
Tech Data Corp. (a)			158,325	7,387,444
TOTAL COMMON STOCKS (Cost $583,324,646)				$721,323,902

PREFERRED STOCKS - 0.89%
Credit Intermediation and Related Activities - 0.63%
Itau Unibanco Holding SA - ADR			351,774	$8,034,518

Telecommunications - 0.26%
Tele Norte Leste Participacoes SA - ADR			155,639	3,333,788
TOTAL PREFERRED STOCKS (Cost $9,322,036)				$11,368,306

INVESTMENT COMPANIES - 18.84%
Exchange Traded Funds - 7.65%
iShares China 25 Fund			865,993	$36,605,524
iShares MSCI Brazil Index Fund			70,825	5,284,253
iShares MSCI Malaysia Index Fund			351,318	3,730,997
iShares MSCI Taiwan Index Fund			183,501	2,380,008
iShares MSCI Singapore Index Fund			334,919	3,844,870
iShares MSCI South Africa Index Fund			39,784	2,226,711
iShares MSCI South Korea Index Fund			180,364	8,592,541
iShares S&P Latin America 40 Index Fund			184,274	8,810,140
iShares MSCI Emerging Markets Index Fund			298,382	12,382,853
Market Vectors Russia ETF (d)			400,683	12,493,296
SPDR S&P Emerging Middle East & Africa ETF (d)			27,450	1,712,578
				98,063,771
Mutual Funds - 11.19%
Central Europe & Russia Fund			37,882	1,249,727
Fidelity China Region Fund			492,168	13,721,973
Fidelity High Income Fund			4,998,217	42,234,935
ING Russia Fund - Class A (a)(d)			213,492	6,844,008
Matthews China Fund			606,999	15,512,072
Matthews India Fund			338,696	5,526,476
T Rowe Price High Yield Fund			4,463,201	28,653,749
US Global Investors Funds: Eastern European Fund (a)(d)			1,239,125	11,375,166
Vanguard High-Yield Corporate Fund			3,325,493	18,190,447
				143,308,553
TOTAL INVESTMENT COMPANIES (Cost $196,888,835)				$241,372,324

EXCHANGE TRADED NOTES - 0.46%
iPath MSCI India Index ETN (a)(c)			91,816	$5,881,733
TOTAL EXCHANGE TRADED NOTES (Cost $5,774,337)				$5,881,733

PRECIOUS METALS - 2.74%			Troy Ounces	Fair Value
Gold Bullion (a)(e)			24,994	$27,382,677
Silver (a)(e)			457,000	7,764,430
TOTAL PRECIOUS METALS (Cost $28,043,904)				$35,147,107

			Principal
			Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 6.96%
Republic of Brazil
12.500%, 01/05/2022 (c)		BRL	137,452,000	$89,213,532
TOTAL FOREIGN GOVERNMENT BONDS (Cost $75,081,264)				$89,213,532

			Shares	Fair Value
SHORT-TERM INVESTMENTS - 8.02%
Money Market Funds - 8.02%
Fidelity Institutional Money Market Fund - Government Portfolio
0.030% (b)(f)			102,799,401	$102,799,401
TOTAL SHORT-TERM INVESTMENTS (Cost $102,799,401)				$102,799,401
Total Investments (Cost $1,001,234,423) - 94.20%				$1,207,106,305
Other Assets in Excess of Liabilities - 5.80%				74,331,090
TOTAL NET ASSETS - 100.00%				$1,281,437,395

Percentages are stated as a percent of net assets.
BRL	Brazilian Real
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at December 31, 2009.
(c)	Foreign issued security.
(d)	A portion of this security is considered illiquid. The market value of these securities total $32,425,048, which represents 2.53% of total net assets. If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will
	be considered an illiquid investment.
(e)	The Leuthold Asset Allocation Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Asset Allocation, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Asset Allocation Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.
(f)	All or a portion of these securities constitutes proceeds from securities sold short.

Leuthold Asset Allocation Fund
Consolidated Schedule of Securities Sold Short
December 31, 2009 (Unaudited)
	Principal
United States Treasury Obligations - 4.82%	Amount	Fair Value
United States Treasury Strip Principal
4.797%, 05/15/2039	$23,600,000	$5,863,184
United States Treasury Bond
4.250%, 05/15/2039	59,600,000	55,912,250
TOTAL SECURITIES SOLD SHORT (Proceeds $65,296,818)		$61,775,434

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2009, was as follows*:

Leuthold Asset Allocation Fund
Cost of investments		$ 1,011,376,453
Gross unrealized appreciation		214,756,116
Gross unrealized depreciation		(19,026,264)
Net unrealized appreciation		$ 195,729,852

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Investment at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 721,323,902	$ -	$ -	$ 721,323,902
Preferred Stocks	11,368,306	-	-	11,368,306
Exchange Traded Funds	98,063,771	-	-	98,063,771
Mutual Funds	1,249,727	142,058,826	-	143,308,553
Exchange Traded Notes	5,881,733	-	-	5,881,733
Precious Metals	-	35,147,107	-	35,147,107
Foreign Government Bonds	-	89,213,532	-	89,213,532
Money Market Funds	102,799,401	-	-	102,799,401

Total Investments in Securities	$ 940,686,840	$ 266,419,465	$ -	$ 1,207,106,305

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Unites States Treasury Obligations	$ -	$ 61,775,434	$ -	$ 61,775,434
Total Securities Sold Short	$ -	$ 61,775,434	$ -	$ 61,775,434

Leuthold Global Fund
Consolidated Schedule of Investments
December 31, 2009 (Unaudited)

			Shares	Fair Value
COMMON STOCKS - 64.38%
Ambulatory Health Care Services - 0.63%
Psychiatric Solutions, Inc. (a)			63,883	$1,350,487

Broadcasting (except Internet) - 1.34%
TV Azteca (b)			2,654,700	1,440,786
Viacom, Inc (a)			48,419	1,439,497
				2,880,283
Computer and Electronic Product Manufacturing - 5.16%
Compal Electronics, Inc. (b)			673,350	933,659
Hewlett Packard Co.			30,414	1,566,625
Innolux Display Co. (b)			515,000	764,006
International Business Machines Corp.			10,504	1,374,974
Lexmark International, Inc. - Class A (a)			72,638	1,887,135
Micro-Star International Co. Ltd.			1,081,448	713,414
Mitac International (b)			1,300,000	672,659
Qlogic Corp. (a)			93,003	1,754,967
Wincor Nixdorf AG (b)			21,107	1,441,789
				11,109,228
Credit Intermediation and Related Activities - 5.19%
Banca Monte dei Paschi di Siena SpA (b)			375,437	660,918
Banco do Brasil SA (b)			88,100	1,502,912
Bank Mandiri Tbk PT (b)			2,774,000	1,387,738
Barclays PLC - ADR			64,996	1,143,930
DBS Group Holdings Ltd. (b)			82,000	898,886
Industrial Bank of Korea (a)(b)			59,010	709,453
Krung Thai Bank (b)			5,452,500	1,610,892
National Australia Bank Ltd. (b)			52,848	1,300,693
RHB Capital BHD (b)			440,600	682,003
Shinhan Financial Group Co. Ltd. - ADR			9,218	684,713
TT Hellenic Postbank SA (a)(b)			92,864	588,412
				11,170,550
Data Processing, Hosting and Related Services - 1.39%
IAC/InterActiveCorp. (a)			69,346	1,420,206
NHN Corp. (a)(b)			9,502	1,566,701
				2,986,907
Electrical Equipment, Appliance, and Component Manufacturing - 0.34%
Reunert Ltd. (b)			94,239	742,547

Forestry and Logging - 0.69%
Sino-Forest Corp. (a)(b)			80,000	1,482,431

Hospitals - 1.01%
Community Health Systems, Inc. (a)			61,065	2,173,914

Insurance Carriers and Related Activities - 8.82%
Aetna, Inc.			41,881	1,327,628
Amerigroup Corp. (a)			68,218	1,839,157
Carefusion Corp. (a)			15,568	389,356
Endurance Specialty Holdings Ltd. (b)			37,820	1,408,038
Hannover Rueckversicherung AG (a)(b)			30,884	1,448,192
Humana, Inc. (a)			39,694	1,742,170
Montpelier Re Holdings Ltd. (b)			81,651	1,414,195
Partnerre Ltd. (b)			18,482	1,379,866
Platinum Underwriters Holdings Ltd. (b)			38,923	1,490,362
Transatlantic Holdings, Inc.			26,036	1,356,736
UnitedHealth Group, Inc.			58,729	1,790,060
Validus Holdings Ltd. (b)			54,548	1,469,523
Wellpoint, Inc. (a)			32,996	1,923,337
				18,978,620
Machinery Manufacturing - 0.58%
General Electric Co.			81,899	1,239,132

Merchant Wholesalers, Nondurable Goods - 1.12%
Cardinal Health, Inc.			31,136	1,003,825
International Paper Co.			52,518	1,406,432
				2,410,257
Miscellaneous Manufacturing - 3.53%
CJ Corp. (b)			29,192	1,571,814
Discount Investment Corp. (b)			27,000	636,636
Hutchison Whampoa Ltd. (b)			190,000	1,308,587
Jardine Strategic Holdings Ltd. (a)(d)			37,000	651,200
Keppel Corp. (b)			240,000	1,405,986
MMC Corp. (b)			1,928,500	1,368,649
NWS Holdings Ltd. (b)			359,000	662,123
				7,604,995
Motion Picture and Sound Recording Industries - 0.78%
The Walt Disney Co.			51,883	1,673,227

Nonstore Retailers - 5.06%
Askul Corp. (b)			71,300	1,293,788
Dena Co. Ltd. (b)			430	2,539,325
Ebay, Inc. (a)			59,536	1,401,478
Mercadolibre, Inc. (a)			41,057	2,129,626
N Brown Group PLC (b)			338,637	1,356,473
Wotif.com Holdings Ltd. (b)			346,437	2,162,742
				10,883,432
Oil and Gas Extraction - 3.09%
Fred Olsen Energy ASA (b)			37,750	1,447,459
Linn Energy LLC			57,745	1,609,931
Petroleum Geo-Services ASA (a)(b)			143,200	1,644,755
Subsea 7, Inc. (a)(b)			117,800	1,955,263
				6,657,408
Paper Manufacturing - 0.67%
Meadwestvaco Corp.			50,456	1,444,555

Plastics and Rubber Products Manufacturing - 0.63%
Carlisle Cos, Inc.			39,519	1,353,921

Professional, Scientific, and Technical Services - 4.39%
Accenture PLC (b)			41,222	1,710,713
Broadridge Financial Solutions, Inc.			69,411	1,565,912
McDermott International, Inc. (a)(b)			65,239	1,566,388
Patni Computer Systems Ltd. - ADR			37,741	771,803
Wipro Ltd. - ADR			171,747	3,824,806
				9,439,622
Publishing Industries (except Internet) - 2.11%
Akamai Technologies, Inc. (a)			74,247	1,880,676
Daiichikosho Co. Ltd. (b)			101,600	1,146,525
M6-Metropole Television (b)			59,002	1,519,942
				4,547,143
Rental and Leasing Services - 0.77%
Netflix, Inc. (a)			29,868	1,646,921

Support Activities for Mining - 3.36%
AMEC PLC (b)			112,519	1,439,382
John Wood Group PLC (b)			277,084	1,382,019
Rowan Companies, Inc. (a)			64,100	1,451,224
Superior Energy Services, Inc. (a)			61,369	1,490,653
Tidewater, Inc.			30,489	1,461,947
				7,225,225
Telecommunications - 8.65%
Advanced Information Services (b)			429,557	1,114,478
America Movil SAB de CV - ADR			29,376	1,380,085
Cellcom Israel Ltd. (b)			22,190	711,411
Comcast Corp.			94,638	1,595,597
Dish Network Corp. (a)			83,980	1,744,265
Far EasTone Telecommunications Co. Ltd. (b)			750,000	894,560
Globe Telecom, Inc. (b)			55,700	1,102,433
LG Telecom Ltd. (b)			153,320	1,117,831
Modern Times Group AB (b)			31,720	1,577,876
MTN Group Ltd. (b)			39,322	628,193
Naspers Ltd. (b)			37,007	1,504,350
Philippine Long Distance Telephone Co. - ADR			19,936	1,129,773
Sohu Com, Inc. (a)			21,030	1,204,598
Total System Services, Inc.			86,654	1,496,515
Turkcell Iletisim Hizmet AS - ADR			79,994	1,399,095
				18,601,060
Transit and Ground Passenger Transportation - 0.81%
Autostrada Torino-Milano SpA (b)			53,892	797,290
Obrascon Huarte Lain Brasil SA (b)			48,661	950,301
				1,747,591
Utilities - 2.21%
CEZ AS (b)			19,565	919,902
CPFL Energia SA - ADR			12,982	802,028
EDP - Energias de Portugal SA (b)			331,182	1,475,570
Enersis SA - ADR			67,825	1,550,480
				4,747,980
Wood Product Manufacturing - 2.05%
Holmen AB (b)			57,902	1,481,004
Semapa-Sociedade de Investimento e Gestao (b)			132,702	1,476,221
Svenska Cellulosa AB (b)			109,318	1,458,409
				4,415,634
TOTAL COMMON STOCKS (Cost $121,219,478)				$138,513,070

PREFERRED STOCKS - 2.09%
Utilities - 2.09%
Centrais Eletricas Brasileiras SA (b)			77,700	1,415,649
Cia Paranaense de Energia - ADR			143,218	3,072,026
				4,487,675
TOTAL PREFERRED STOCKS (Cost $2,831,937)				$4,487,675

INVESTMENT COMPANIES - 11.16%
Exchange Traded Funds - 3.50%
iShares iBoxx High Yield Corporate Bond Fund			20,466	1,797,733
iShares S&P National Municipal Bond Fund			18,600	1,911,150
PowerShares Emerging Markets Sovereign Debt Portfolio			72,500	1,850,925
SSPDR Barclays Capital High Yield Bond ETF			50,492	1,963,634
				7,523,442
Mutual Funds - 7.66%
Aberdeen Asia-Pacific Income Fund, Inc. (b)			491,472	3,056,956
Advent Claymore Convertible Securities and Income Fund			127,396	1,983,556
Advent Claymore Global Convertible Securities & Income Fund			226,478	1,850,325
Fidelity High Income Fund			372,705	3,149,360
ING Clarion Global Real Estate Income Fund			293,000	1,866,410
T Rowe Price High Yield Fund			492,895	3,164,385
Vanguard High-Yield Corporate Fund			256,883	1,405,151
				16,476,143
TOTAL INVESTMENT COMPANIES (Cost $20,759,842)				$23,999,585

PRECIOUS METALS - 1.92%			Troy Ounces	Fair Value
Gold Bullion (a)(d)			3,778	$4,139,063
TOTAL PRECIOUS METALS (Cost $3,512,588)				$4,139,063

			Principal
			Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 4.19%
Commonwealth of Australia
5.750%, 06/15/2011 (b)		AUD	2,951,000	$2,700,029
Republic of Brazil
12.500%, 01/05/2022 (b)		BRL	5,951,000	3,862,510
United Kingdom
4.750%, 06/07/2010 (b)		GBP	1,493,000	2,455,087
TOTAL FOREIGN GOVERNMENT BONDS (Cost $9,414,706)				$9,017,626

			Shares	Fair Value
SHORT-TERM INVESTMENTS - 16.15%
Money Market Funds - 16.15%
Dreyfus Government Cash Management Fund
0.010% (c)			11,969,373	$11,969,373
Fidelity Institutional Money Market Fund - Government Portfolio
0.030% (c)			22,778,841	22,778,841
				34,748,214
TOTAL SHORT-TERM INVESTMENTS (Cost $34,748,214)				$34,748,214
Total Investments (Cost $192,486,765) - 99.89%				$214,905,233
Other Assets in Excess of Liabilities - 0.11%				239,264
TOTAL NET ASSETS - 100.00%				$215,144,497

Percentages are stated as a percent of net assets.
AUD	Australian Dollar
BRL	Brazilian Real
GBP	British Pound
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate shown is the rate in effect at December 31, 2009.
(d)	The Leuthold Global Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Global, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Global Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short
December 31, 2009 (Unaudited)

COMMON STOCKS - 0.76%	Shares	Fair Value
Air Transportation - 0.02%
Air France-KLM (a)(b)	1,154	$18,197
SAS AB (a)(b)	29,057	16,367
		34,564
Chemical Manufacturing - 0.04%
Amylin Pharmaceuticals, Inc. (a)	789	11,196
Basilea Pharmaceutica (a)(b)	111	6,916
Genmab A/S (a)(b)	343	5,418
Intercell AG (a)(b)	243	9,026
Myriad Genetics, Inc. (a)	392	10,231
United Therapeutics Corp. (a)	230	12,109
Vertex Pharmaceuticals, Inc. (a)	290	12,427
Zeltia SA (a)(b)	1,671	9,223
		76,546
Computer and Electronic Product Manufacturing - 0.06%
Advantest Corp. - ADR	649	16,919
Advantest Corp. (b)	900	23,240
ASML Holding NV - ADR	618	21,068
Formfactor, Inc. (a)	759	16,516
Qualcomm, Inc.	447	20,678
Softbank Corp. (b)	900	20,970
Sumco Corporation (b)	800	14,001
		133,392
Credit Intermediation and Related Activities - 0.20%
The Bank of Yokohama Ltd. (b)	6,000	27,186
Capitol Federal Financial	686	21,582
City National Corp.	730	33,288
Hancock Holding Co.	598	26,186
Hudson City Bancorp, Inc.	2,104	28,888
The Joyo Bank Ltd. (b)	6,000	23,965
Kintetsu Corp. (b)	6,000	19,842
New York Community Bancorp, Inc.	1,767	25,639
Northwest Bancshares, Inc.	3,498	39,597
Old National Bancorp	1,681	20,895
Park National Corp.	351	20,667
People's United Financial, Inc.	1,202	20,073
TFS Financial Corp.	2,316	28,116
Tokyu Corp. (b)	6,000	23,836
Valley National Bancorp	1,646	23,258
Washington Federal, Inc.	1,367	26,438
Westamerica Bancorporation	434	24,031
		433,487
Educational Services - 0.03%
Capella Education Company (a)	271	20,406
DeVry, Inc.	339	19,231
Strayer Ed, Inc.	88	18,699
		58,336

Insurance Carriers and Related Activities - 0.07%
Alleghany Corp. (a)	69	19,044
Erie Indemnity Co.	542	21,149
Fidelity National Financial, Inc. - Class A	1,161	15,627
Intact Financial Corp. (a)(b)	571	20,283
Markel Corp. (a)	54	18,360
Mitsui Sumitomo Insurance Group Holdings Inc. (b)	700	17,775
Tokio Marine Holdings, Inc. (b)	600	16,299
Ulvac, Inc. (b)	700	16,873
Zenith National Insurance Corp.	574	17,082
		162,492
Machinery Manufacturing - 0.05%
Applied Materials, Inc.	1,352	18,847
Crown Castle International Corp. (a)	552	21,550
KLA-Tencor Corp.	508	18,369
Lam Research Corp. (a)	535	20,977
Varian Semiconductor Equipment Associates, Inc. (a)	552	19,806
		99,549
Miscellaneous Store Retailers - 0.01%
Sotheby's	1,176	26,436

Oil and Gas Extraction - 0.05%
Caltex Australia Ltd. (b)	2,046	17,092
Hunting PLC (b)	2,222	20,906
Neste Oil OYJ (b)	1,087	19,354
Petroplus Holdings AG (b)	880	16,189
Saras SpA (b)	5,941	18,630
Showa Shell Sekiyu KK (b)	1,900	15,423
		107,594
Personal and Laundry Services - 0.01%
Coinstar, Inc. (a)	582	16,168

Petroleum and Coal Products Manufacturing - 0.01%
Frontier Oil Corp.	1,288	15,508

Professional, Scientific, and Technical Services - 0.04%
Abraxis Bioscience, Inc. (a)	283	11,476
Benesse Holdings, Inc. (b)	400	16,707
Brink's Home Security Holdings, Inc. (a)	601	19,617
Celgene Corp. (a)	187	10,412
Ciena Corp. (a)	1,645	17,832
		76,044
Rail Transportation - 0.06%
DSV A/S (a)(b)	2,132	38,608
Nankai Electric Rail (b)	6,000	23,708
Genesee & Wyoming, Inc. (a)	1,048	34,207
Go-ahead Group (b)	1,280	27,580
		124,103
Telecommunications - 0.06%
American Tower Corp. (a)	499	21,562
Blue Coat Systems, Inc. (a)	795	22,689
Freenet AG (a)(b)	1,409	18,967
Juniper Networks, Inc. (a)	786	20,963
Nokia Corp. - ADR	1,527	19,622
SBA Communications Corp. (a)	652	22,272
		126,075
Truck Transportation - 0.04%
JB Hunt Transport Services, Inc.	836	26,978
Knight Transportation, Inc.	1,503	28,993
Landstar System, Inc.	698	27,061
		83,032
Wood Product Manufacturing - 0.01%
Portucel Empresa Produtora de Pasta e Papel SA (b)	10,886	30,883
TOTAL COMMON STOCKS (Proceeds $1,544,768)		$1,623,826

INVESTMENT COMPANIES - 0.04%
Exchange Traded Funds - 0.04%
iShares MSCI EAFE Index Fund	1,600	88,480
TOTAL INVESTMENT COMPANIES (Proceeds $84,117)		$88,480

	Principal
	Amount	Fair Value
United States Treasury Obligations - 4.97%
United States Treasury Bond
4.250%, 05/15/2039	$11,400,000	10,694,625
TOTAL UNITED STATES TREASURY OBLIGATIONS (Proceeds $11,262,834)		$10,694,625
Total Securities Sold Short (Proceeds $12,891,719) - 5.77%		$12,406,931

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Leuthold Global Fund
Cost of investments	$ 192,511,307
Gross unrealized appreciation	24,817,957
Gross unrealized depreciation	(2,424,031)
Net unrealized appreciation	$ 22,393,926

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 138,513,070	$ -	$ -	$ 138,513,070
Preferred Stocks	4,487,675	-	-	4,487,675
Exchange Traded Funds	7,523,442	-	-	7,523,442
Mutual Funds	16,476,143	-	-	16,476,143
Precious Metals	-	4,139,063	-	4,139,063
Foreign Government Bonds	-	9,017,626	-	9,017,626
Money Market Funds	34,748,214	-	-	34,748,214

Total Investments in Securities	$ 201,748,544	$ 13,156,689	$ -	$ 214,905,233

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stock - Short	$ 1,623,826	$ -	$ -	$ 1,623,826
Exchange Traded Funds - Short	88,480	-	-	88,480
United States Treasury Obligations - Short	-	10,694,625	-	10,694,625

Total Securities Sold Short	$ 1,712,306	$ 10,694,625	$ -	$ 12,406,931

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.91%
Administrative and Support Services - 0.75%
Lender Processing Services, Inc.	7,154	290,882
Mantech International Corp. - Class A (a)	2,271	$109,644
		400,526
Chemical Manufacturing - 1.02%
Acorda Therapeutics, Inc. (a)	9,426	237,724
Medivation, Inc. (a)	8,233	309,972
		547,696
Computer and Electronic Product Manufacturing - 10.64%
Garmin Ltd. (b)	23,678	726,914
Harman International Industries, Inc.	21,634	763,248
Hewlett-Packard Co.	21,406	1,102,623
Koninklijke Philips Electronics NV - ADR	18,567	546,612
Panasonic Corp. - ADR	37,669	540,550
Sanyo Electric Co., Ltd. (a)(b)	162,000	297,439
Sharp Corp. (b)	26,000	325,785
Sony Corp. - ADR	29,185	846,365
Tyco International Ltd. (b)	15,501	553,076
		5,702,612
Credit Intermediation and Related Activities - 13.97%
Banco Santander SA - ADR	39,974	657,173
Bank of Montreal (b)	10,334	548,529
Barclays PLC - ADR	48,605	855,448
Canadian Imperial Bank of Commerce (b)	16,523	1,067,716
Citigroup, Inc.	122,533	405,584
Credit Suisse Group AG - ADR	11,243	552,706
Hewitt Associates, Inc. (a)	14,820	626,293
Hhgregg, Inc. - ADR (a)	8,971	197,631
HSBC Holdings PLC - ADR	10,050	573,755
ICICI Bank Ltd. - ADR	7,382	278,375
JPMorgan Chase & Co.	14,820	617,549
KB Financial Group Inc. - ADR (a)	8,971	456,175
Royal Bank of Canada (b)	10,109	541,337
Shinhan Financial Group Co., Ltd. - ADR	1,533	113,871
		7,492,142
Electronics and Appliance Stores - 4.43%
Best Buy, Inc.	54,453	2,148,715
Radioshack Corp.	11,583	225,869
		2,374,584
Fabricated Metal Product Manufacturing - 2.57%
Fibria Celulose SA - ADR (a)	60,419	1,379,970

Funds, Trusts, and Other Financial Vehicles - 0.81%
WellCare Health Plans, Inc. (a)	11,867	436,231

Hospitals - 0.53%
Magellan Health Services, Inc. (a)	7,041	286,780

Insurance Carriers and Related Activities - 6.10%
Aetna, Inc.	27,539	872,986
Coventry Health Care, Inc. (a)	59,847	1,453,684
Humana, Inc. (a)	21,482	942,845
		3,269,515
Management of companies and Enterprises - 2.46%
AES Corp. (a)	99,140	1,319,554

Miscellaneous Manufacturing - 0.95%
3M Co.	6,132	506,932

Other Information Services - 03.34%
Google, Inc. - Class A (a)	795	492,884
Red Hat, Inc. (a)	42,018	1,298,356
		1,791,240
Paper Manufacturing - 6.09%
Domtar Corp. (a)	12,946	717,338
International Paper Co.	59,393	1,590,545
MeadWestvaco Corp.	22,315	638,878
Neenah Paper, Inc.	5,565	77,632
Schweitzer-Mauduit International, Inc.	3,464	243,692
		3,268,085
Plastics and Rubber Products Manufacturing - 0.51%
Carlisle Cos, Inc.	8,006	274,286

Professional, Scientific, and Technical Services - 14.82%
Accenture PLC (b)	15,883	659,145
Alliance Data Systems Corp. (a)	8,744	564,775
Broadridge Financial Solutions, Inc.	25,835	582,838
CACI International, Inc. - ADR (a)	7,098	346,737
Cognizant Technology Solutions Corp. - Class A (a)	20,555	931,141
Convergys Corp. (a)	14,763	158,702
Genpact Ltd. (a)(b)	9,085	135,367
Infosys Technologies Ltd. - ADR	5,451	301,277
MAXIMUS, Inc.	2,385	119,250
McDermott International, Inc. (a)(b)	18,624	447,162
Patni Computer Systems Ltd. - ADR	3,066	62,700
Quality Systems, Inc.	12,094	759,382
SAIC, Inc. (a)	15,785	298,968
Sapient Corp. (a)	33,103	273,762
Siemens AG - ADR	7,098	650,887
SRA International, Inc. (a)	25,722	491,290
Teletech Holdings, Inc. (a)	9,199	184,256
Total System Services, Inc.	37,816	653,082
Unisys Corp. (a)	8,416	324,521
		7,945,242
Publishing Industries (except Internet) - 12.69%
BMC Software, Inc. (a)	22,485	901,649
CA, Inc.	23,451	526,709
Check Point Software Technologies (a)(b)	18,113	613,668
CIGNA Corp.	37,021	1,305,731
MICROS Systems, Inc. - ADR (a)	27,312	847,491
Microsoft Corp.	37,021	1,128,770
Novell, Inc. (a)	120,376	499,560
RightNow Technologies, Inc. (a)	4,315	74,952
Sybase, Inc. (a)	20,839	904,413
		6,802,943
Securities, Commodity Contracts, and Other Financial Investments and Related Activites - 2.43%
Deutsche Bank AG (b)	18,397	1,304,531

Telecommunications - 8.64%
Atlantic Tele Network, Inc.	908	49,949
China Unicom Hong Kong Ltd. - ADR	64,276	842,659
Chunghwa Telecom Co. Ltd. - ADR	19,760	366,943
Empresa Nacional de Electricidad SA - ADR	1,931	97,071
Fidelity National Information Services, Inc.	35,716	837,183
KT Corp. - ADR	11,640	195,785
Telecom Corp of New Zealand Ltd. - ADR	4,429	39,817
Telecom Italia SpA - ADR	4,826	74,465
Telefonica SA - ADR	7,779	649,702
Telefonos de Mexico SAB de CV - ADR	31,741	526,266
Telekomunikasi Indonesia Tbk PT - ADR	5,337	213,213
Vimpel-Communications - ADR	39,690	737,837
		4,630,890
Transportation Equipment Manufacturing - 1.91%
Textron, Inc.	54,396	1,023,189

Utilities - 3.25%
Huaneng Power International, Inc. - ADR	3,180	71,232
NRG Energy, Inc. (a)	46,674	1,101,973
Ormat Technologies, Inc.	15,104	571,535
		1,744,740
TOTAL COMMON STOCKS (Cost $47,113,096)		$52,501,688

PREFERRED STOCKS - 1.84%
Credit Intermediation and Related Activities - 0.64%
Itau Unibanco Holding SA - ADR	14,990	342,372
Telecommunications - 1.20%
Brasil Telecom SA - ADR	1,931	56,250
Tele Norte Leste Participacoes SA - ADR	27,312	585,023
		641,273
TOTAL PREFERRED STOCKS (Cost $803,884)		$983,645

SHORT-TERM INVESTMENTS - 1.24%
Money Market Funds - 1.24%
Fidelity Institutional Money Market Fund - Government Portfolio
0.030%, (c)	667,053	667,053
TOTAL SHORT-TERM INVESTMENTS (Cost $667,053)		$667,053
Total Investments (Cost $48,584,033) - 100.99%		$54,152,386
Liabilities in Excess of Other Assets - (0.99)%		(530,147)
TOTAL NET ASSETS - 100.00%		$53,622,239

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate shown is the rate in effect at December 31, 2009.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Leuthold Select Industries Fund
Cost of investments	$ 48,893,764
Gross unrealized appreciation	6,311,200
Gross unrealized depreciation	(1,052,578)
Net unrealized depreciation	$ 5,258,622

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 52,501,688	$ -	$ -	$ 52,501,688
Preferred Stocks	983,645	-	-	983,645

Money Market Funds	667,053	-	-	667,053

Total Investments in Securities	$ 54,152,386	$ -	$ -	$ 54,152,386

Leuthold Undervalued & Unloved Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.66%
Beverage and Tobacco Product Manufacturing - 3.84%
Altria Group, Inc.	8,155	$160,083
Lorillard, Inc.	1,410	113,124
Reynolds American, Inc.	3,062	162,194
		435,401
Chemical Manufacturing - 10.62%
Bristol-Myers Squibb Co.	8,840	223,210
Lilly Eli & Co.	4,469	159,588
Lubrizol Corp.	2,709	197,622
Merck & Co. Inc (a)	6,881	251,432
Mosaic Co.	1,102	65,822
Novartis AG - ADR	2,955	160,841
RPM International, Inc.	4,871	99,027
Sanofi-Aventis SA - ADR	1,179	46,299
		1,203,841
Clothing and Clothing Accessories Stores - 6.50%
Collective Brands, Inc. (a)	11,250	256,163
Dillards, Inc.	3,800	70,110
JOS A Bank Clothiers, Inc. (a)	1,255	52,948
Limited Brands, Inc.	5,839	112,342
Nordstrom, Inc.	6,525	245,210
		736,773
Computer and Electronic Product Manufacturing - 13.85%
Cisco Systems, Inc. (a)	11,686	279,763
Hewlett Packard Co.	6,781	349,289
Intel Corp.	10,996	224,319
Motorola, Inc.	23,449	181,964
Texas Instruments, Inc	10,920	284,575
Tyco International Ltd (c)	6,987	249,296
		1,569,206
Credit Intermediation and Related Activities - 8.81%
Bank of Montreal (c)	4,896	259,880
Barclays PLC - ADR	4,442	78,179
BB&T Corp.	2,393	60,711
Canadian Imperial Bank of Commerce (c)	3,128	202,131
JPMorgan Chase & Co.	1,820	75,839
PNC Financial Services Group, Inc.	4,041	213,324
U.S. Bancorp	4,825	108,611
		998,675
Electrical Equipment, Appliance, and Component Manufacturing - 1.03%
Whirlpool Corp.	1,445	116,554

Fabricated Metal Product Manufacturing - 0.49%
Watts Water Technologies, Inc. - Class A	1,794	55,471

Food Services and Drinking Places - 0.96%
Cracker Barrel Old Country Store, Inc.	2,873	109,145

Funds, Trusts, and Other Financial Vehicles - 2.50%
Health Care REIT, Inc.	1,325	58,724
Nationwide Health Properties, Inc.	6,386	224,659
		283,383
General Merchandise Stores - 0.85%
Macy's, Inc.	5,736	96,135

Machinery Manufacturing - 7.22%
Bucyrus International, Inc.	6,392	360,317
Caterpillar, Inc.	4,244	241,866
Joy Global, Inc.	4,198	216,575
		818,758
Mining (except Oil and Gas) - 7.90%
BHP Billiton Ltd. - ADR	2,507	191,986
Freeport-McMoran Copper & Gold, Inc. (a)	2,705	217,185
Massey Energy Corp.	5,341	224,375
Teck Resources Ltd (a) (c)	7,496	262,135
		895,681
Miscellaneous Manufacturing - 0.62%
3M Co.	852	70,435

Oil and Gas Extraction - 9.21%
Anadarko Petroleum Corp.	1,584	98,873
Devon Energy Corp.	1,665	122,378
Occidental Petroleum Corp.	3,821	310,838
Petroleo Brasileiro SA - ADR	8,378	399,463
XTO Energy, Inc.	2,406	111,951
		1,043,503
Paper Manufacturing - 0.57%
Packaging Corp. of America	2,788	64,152

Primary Metal Manufacturing - 3.77%
Allegheny Technologies, Inc.	4,822	215,881
Cia Siderurgica Nacional SA - ADR	6,613	211,153
		427,034
Professional, Scientific, and Technical Services - 3.07%
Computer Sciences Corp. (a)	6,055	348,344

Publishing Industries (except Internet) - 1.14%
Microsoft Corp.	4,243	129,369

Real Estate - 3.82%
HCP, Inc.	6,908	210,970
Ventas, Inc.	5,071	221,806
		432,776
Support Activities for Mining - 3.36%
Atwood Oceanics, Inc. (a)	4,314	154,657
Rowan Companies, Inc. (a)	5,487	124,226
Transocean Ltd. (a) (c)	1,227	101,595
		380,478
Telecommunications - 3.05%
China Unicom Hong Kong Ltd. - ADR	7,304	95,756
Vimpel-Communications - ADR	13,460	250,221
		345,977
Utilities - 1.48%
Cleco Corp.	2,451	66,986
Enersis SA - ADR	2,313	52,875
TECO Energy, Inc.	2,951	47,865
		167,726
TOTAL COMMON STOCKS (Cost $8,345,263)		10,728,817

PREFERRED STOCKS - 3.68%
Credit Intermediation and Related Activities - 2.60%
Itau Unibanco Holding SA - ADR	12,917	295,024

Telecommunications - 1.08%
Tele Norte Leste Participacoes SA - ADR	5,715	122,416
TOTAL PREFERRED STOCKS (Cost $341,572)		417,440

SHORT-TERM INVESTMENTS - 1.43%
Money Market Funds - 1.43%
Fidelity Institutional Money Market Fund - Government Portfolio
0.030% (b)	162,086	162,086
TOTAL SHORT-TERM INVESTMENTS (Cost $162,086)		162,086
Total Investments (Cost $8,848,921) - 99.77%		11,308,343
Other Assets in Excess of Liabilities - 0.23%		26,115
TOTAL NET ASSETS - 100.00%		$11,334,458

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at December 31, 2009.
(c)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2009, was as follows*:

Leuthold Undervalued & Unloved Fund
Cost of investments	$ 9,153,414
Gross unrealized appreciation	2,289,669
Gross unrealized depreciation	(134,740)
Net unrealized appreciation	$ 2,154,929

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Investment at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,728,817	$ -	$ -	$ 10,728,817
Preferred Stocks	417,440			417,440
Money Market Funds	162,086	-	-	162,086

Total Investments in Securities	$ 11,308,343	$ -	$ -	$ 11,308,343

Leuthold Select Equities Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.38%
Administrative and Support Services - 1.94%
Lender Processing Services, Inc.	4,778	$194,274

Ambulatory Health Care Services - 2.39%
Mednax, Inc. (a)	3,985	239,538

Apparel Manufacturing - 1.87%
Warnaco Group, Inc. (a)	4,441	187,366

Beverage and Tobacco Product Manufacturing - 4.22%
Lorillard, Inc.	2,606	209,080
Philip Morris Internatioanl, Inc.	4,444	214,156
		423,236
Chemical Manufacturing - 14.46%
AstraZeneca PLC - ADR	4,293	201,513
Bare Escentuals, Inc. (a)	13,778	168,505
Bristol-Myers Squibb Co.	8,126	205,182
Merck & Co., Inc. (a)	5,512	201,409
NBTY, Inc. (a)	4,543	197,802
Sanofi Aventis SA - ADR	5,980	234,835
Warner Chilcott PLC (a)(c)	8,405	239,290
		1,448,536
Clothing and Clothing Accessories Stores - 3.35%
Aeropostale, Inc. (a)	4,753	161,839
Ross Stores, Inc.	4,056	173,232
		335,071
Computer and Electronic Product Manufacturing - 4.37%
Garmin Ltd. (c)	6,344	194,761
Western Digital Corp. (a)	5,497	242,692
		437,453
Credit Intermediation and Related Activities - 5.30%
Banco Santander SA - ADR	11,422	187,778
Barclays PLC - ADR	8,688	152,909
Western Union Co.	10,119	190,743
		531,430
Electronics and Appliance Stores - 1.75%
Best Buy Co., Inc.	4,444	175,360

Food Manufacturing - 2.14%
ConAgra Foods, Inc.	9,311	214,619

Funds, Trusts, and Other Financial Vehicles - 1.02%
Transatlantic Holdings, Inc.	1,967	102,500

Heavy and Civil Engineering Construction - 3.86%
Chicago Bridge & Iron Co. NV (c)	10,910	220,600
KBR, Inc.	8,731	165,889
		386,489
Hospitals - 1.96%
Universal Health Services, Inc. - Class B	6,436	196,298

Insurance Carriers and Related Activities - 4.42%
Cigna Corp.	5,886	207,599
Humana, Inc. (a)	5,365	235,470
		443,069
Leather and Allied Product Manufacturing - 2.13%
Deckers Outdoor Corp. (a)	2,095	213,103

Machinery Manufacturing - 9.33%
Bucyrus International, Inc.	5,858	330,215
Dresser-Rand Group, Inc. (a)	6,131	193,801
Flowserve Corp.	1,936	183,010
Joy Global, Inc.	4,413	227,667
		934,693
Merchant Wholesalers, Nondurable Goods - 4.81%
AmerisourceBergen Corp.	9,505	247,795
Herbalife Ltd. (c)	5,775	234,292
		482,087
Miscellaneous Manufacturing - 5.05%
Coach, Inc.	5,660	206,760
NewMarket Corp.	2,606	299,090
		505,850
Paper Manufacturing - 3.18%
Packaging Corp. of America	4,351	100,117
Temple-Inland, Inc.	10,368	218,868
		318,985
Professional, Scientific, and Technical Services - 9.41%
Cognizant Technology Solutions Corp. (a)	4,902	222,061
Computer Sciences Corp. (a)	3,679	211,653
Infosys Technologies Ltd. - ADR	4,120	227,712
Satyam Computer Services Ltd. - ADR (a)	29,899	137,834
Wright Express Corp. (a)	4,517	143,912
		943,172
Publishing Industries (except Internet) - 6.17%
BMC Software, Inc. (a)	5,365	215,137
Check Point Software Technologies (a)(c)	6,899	233,738
Perfect World - ADR (a)	4,296	169,434
		618,309
Support Activities for Agriculture and Forestry - 0.83%
Fresh Del Monte Produce, Inc. (a)(c)	3,780	83,538

Telecommunications - 1.87%
America Movil SAB De CV - ADR	3,995	187,685

Utilities - 0.98%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	2,507	98,074

Wholesale Electronic Markets and Agents and Brokers - 2.57%
Tech Data Corp. (a)	5,518	257,470
TOTAL COMMON STOCKS (Cost $8,832,723)		9,958,205

SHORT-TERM INVESTMENTS - 1.06%
Money Market Funds - 1.06%
Fidelity Institutional Money Market Fund - Government Portfolio
0.030% (b)	106,076	106,076
TOTAL SHORT-TERM INVESTMENTS (Cost $106,076)		106,076
Total Investments (Cost $8,938,799) - 100.44%		10,064,281
Liabilities in Excess of Other Assets - (0.44)%		(44,584)
TOTAL NET ASSETS - 100.00%		$10,019,697

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at December 31, 2009.
(c)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2009, was as follows*:

Leuthold Select Equities Fund
Cost of investments	$ 8,939,012
Gross unrealized appreciation	1,360,416
Gross unrealized depreciation	(235,147)
Net unrealized appreciation	$ 1,125,269

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,958,205	$ -	$ -	9,958,205
Money Market Funds	106,076	-	-	106,076

Total Investments in Securities	$ 10,064,281	$ -	$ -	$ 10,064,281

Leuthold Global Clean Technology Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.35%
Administration of Environmental Quality Program - 0.61%
Befesa Medio Ambiente SA (a)(c)	5,046	$107,131

Administrative and Support Services - 3.27%
BWT AG (c)	6,928	192,574
EnerNoc, Inc. (a)	12,389	376,502
		569,076
Chemical Manufacturing - 7.78%
ADA-ES, Inc. (a)	110,694	675,233
Calgon Carbon Corp. (a)	5,654	78,591
LSB Industries, Inc. (a)	42,736	602,578
		1,356,402
Computer and Electronic Product Manufacturing - 12.72%
Cree, Inc. (a)	7,770	437,995
Echelon Corp. (a)	40,826	471,948
Epistar Corp. (c)	74,000	277,630
Hexcel Corp. (a)	15,272	198,230
Manz Automation AG (a)(c)	2,799	266,831
Rubicon Technology, Inc. (a)	27,847	565,573
		2,218,207
Electrical Equipment, Appliance, and Component Manufacturing - 27.80%
American Superconductor Corporation (a)	2,279	93,211
Areva (c)	520	260,160
BYD Co. (a)(c)	52,000	459,076
China High Speed Transmission (c)	59,000	144,277
Exide Technologies (a)	88,859	631,788
First Solar, Inc. (a)	4,699	636,245
Gamesa Corp Tecnologica SA (c)	14,095	238,126
Maxwell Technologies, Inc. (a)	31,433	560,765
Nordex AG (a)(c)	11,396	171,209
SMA Solar Tech AG (c)	4,427	591,794
Suzlon Energy Ltd. GDR	56,950	421,430
Vestas Wind System (a)(c)	9,071	553,957
WaterFurnace Renewable Energy, Inc. (a)(c)	3,385	84,022
		4,846,060
Fabricated Metal Product Manufacturing - 0.28%
The Shaw Group, Inc. (a)	1,698	48,817

Heavy and Civil Engineering Construction - 0.72%
Broadwind Energy, Inc. (a)	15,491	125,322

Machinery Manufacturing - 10.49%
Aixtron (c)	17,197	579,339
ESCO Technologies, Inc. (a)	14,089	505,091
Hansen Transmission (a)(c)	66,268	116,669
Kurita Water Industries Ltd. (c)	4,300	133,892
Meyer Burger Technology (a)(c)	1,933	493,317
		1,828,308
Mining (except Oil and Gas) - 3.64%
Cameco Corp. (a)(c)	8,094	262,590
Energy Resources of Australia Ltd. (c)	8,395	180,149
Fersa Energias Ren (c)	60,324	191,547
		634,286
Plastics and Rubber Products Manufacturing - 1.50%
Metabolix, Inc. (a)	23,539	260,577

Professional, Scientific, and Technical Services - 3.95%
Abengoa SA (c)	19,325	626,095
Toshiba Plant Systems & Services Corp. (c)	5,000	62,919
		689,014
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.06%
Trading Emissions PLC (c)	239,050	359,085

Support Activities for Mining - 3.20%
Layne Christensen Co. (a)	19,451	558,438

Transportation Equipment Manufacturing - 1.54%
Westport Innovations, Inc. (a)(c)	23,000	268,958

Utilities - 14.33%
Acciona SA (c)	2,186	285,483
Energiekontor AG (c)	10,761	48,131
Headwaters, Inc. (a)	92,602	603,765
Iberdrola Renovables (c)	116,059	552,369
Insituform Technologies, Inc. (a)	4,643	105,489
Ormat Technologies, Inc.	12,698	480,492
Plutonic Power Corp. (a)(c)	26,603	81,398
Suez Environnement (c)	4,658	107,674
Theolia (a)(c)	22,784	95,046
Veolia Environnement - ADR	4,236	139,280
		2,499,127
Waste Management and Remediation Services - 4.46%
Clean Harbors, Inc. (a)	8,682	517,534
EnergySolutions, Inc.	30,568	259,522
		777,056
TOTAL COMMON STOCKS (Cost $15,696,544)		17,145,864

SHORT-TERM INVESTMENTS - 4.95%
Money Market Funds - 4.95%
Fidelity Institutional Money Market Fund - Government Portfolio
0.030% (b)	862,668	862,668
TOTAL SHORT-TERM INVESTMENTS (Cost $862,668)		862,668
Total Investments (Cost $16,559,212) - 103.30%		18,008,532
Liabilities in Excess of Other Assets - (3.30)%		(574,750)
TOTAL NET ASSETS - 100.00%		$17,433,782

Percentages are stated as a percent of net assets.
GDR	Global Depository Receipt
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at December 31, 2009.
(c)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2009, was as follows*:

Leuthold Global Clean Technology Fund
Cost of investments	$ 16,560,336
Gross unrealized appreciation	1,981,517
Gross unrealized depreciation	(533,321)
Net unrealized appreciation	$ 1,448,196

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Investment at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,145,864	$ -	$ -	$ 17,145,864
Money Market Funds	862,668	-	-	862,668

Total Investments in Securities	$ 18,008,532	$ -	$ -	$ 18,008,532

Leuthold Hedged Equity Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 51.10%
Administrative and Support Services - 0.39%
Lender Processing Services, Inc. (b)	412	$16,752
Mantech International Corp. (a)(b)	131	6,325
		23,077
Chemical Manufacturing - 0.53%
Acorda Therapeutics, Inc. (a)(b)	543	13,694
Medivation, Inc. (a)(b)	475	17,884
		31,578
Computer and Electronic Product Manufacturing - 5.24%
Garmin Ltd. (b)(d)	1,365	41,906
Harman International Industries, Inc. (b)	1,247	43,994
Hewlett Packard Co. (b)	1,234	63,563
Koninklijke Philips Electronics NV - ADR (b)	1,070	31,501
Panasonic Corp. - ADR (b)	2,210	31,713
Sanyo Electric Co., Ltd. - ADR (a)(b)	1,905	17,496
Sony Corp. - ADR (b)	1,682	48,778
Tyco International Ltd. (b)(d)	893	31,862
		310,813
Credit Intermediation and Related Activities - 7.29%
Banco Santander Sa - ADR (b)	2,304	37,878
Bank of Montreal Que (b)(d)	596	31,636
Barclays PLC - ADR (b)	2,801	49,298
Canadian Imperial Bank of Commerce (b)(d)	952	61,518
Citigroup, Inc. (b)	7,062	23,375
Credit Suisse Group - ADR (b)	648	31,856
Hewitt Associates, Inc. (a)(b)	854	36,090
Hhgregg, Inc. (a)(b)	517	11,390
HSBC Holdings PLC - ADR (b)	579	33,055
ICICI Bank Ltd. - ADR (b)	425	16,027
JPMorgan Chase & Co. (b)	854	35,586
KB Financial Group Inc. - ADR (a)(b)	517	26,289
Royal Bank of Canada (b)(d)	593	31,755
Shinhan Financial Group Co., Ltd. - ADR (b)	88	6,537
		432,290
Electronics and Appliance Stores - 2.31%
Best Buy, Inc. (b)	3,138	123,826
Radioshack Corp. (b)	668	13,026
		136,852
Fabricated Metal Product Manufacturing - 1.34%
Fibria Celulose SA - ADR (a)(b)	3,486	79,620

Funds, Trusts, and Other Financial Vehicles - 0.42%
WellCare Health Plans, Inc. (a)(b)	684	25,144

Hospitals - 0.28%
Magellan Health Services, Inc. (a)(b)	406	16,537

Insurance Carriers and Related Activities - 3.53%
Aetna, Inc. (b)	1,587	50,308
Coventry Health Care, Inc. (a)(b)	3,449	83,776
Humana, Inc. (a)(b)	1,261	55,345
Sharp Corp. - ADR (a)(b)	1,587	19,894
		209,323
Internet Software & Services - 1.26%
Red Hat, Inc. (a)(b)	2,422	74,840

Management of companies and Enterprises - 1.28%
AES Corp. (a)(b)	5,714	76,053

Miscellaneous Manufacturing - 0.49%
3M Co. (b)	353	29,183

Other Information Services - 0.48%
Google, Inc. - Class A (a)(b)	46	28,519

Paper Manufacturing - 3.18%
Domtar Corp. (a)(b)	746	41,336
International Paper Co. (b)	3,423	91,668
Meadwestvaco Corp. (b)	1,286	36,818
Neenah Paper, Inc. (b)	321	4,478
Schweitzer-Mauduit International, Inc. (b)	200	14,070
		188,370
Plastics and Rubber Products Manufacturing - 0.27%
Carlisle Cos, Inc. (b)	461	15,794

Professional, Scientific, and Technical Services - 7.74%
Accenture PLC (b)(d)	932	38,678
Alliance Data Systems Corp. (a)(b)	504	32,553
Broadridge Financial Solutions, Inc. (b)	1,489	33,592
CACI International, Inc. (a)(b)	409	19,980
Cognizant Technology Solutions Corp. - Class A (a)(b)	1,185	53,680
Convergys Corp. (a)(b)	851	9,148
Genpact Limited (a)(b)(d)	524	7,808
Infosys Technologies Ltd. - ADR (b)	314	17,355
Maximus, Inc. (b)	137	6,850
McDermott International, Inc. (a)(b)(d)	1,073	25,763
Patni Computer Systems Ltd. - ADR (b)	177	3,620
Quality Systems, Inc. (b)	697	43,765
SAIC Inc. (a)(b)	910	17,235
Sapient Corp. (a)(b)	1,908	15,779
Siemens AG - ADR (b)	409	37,505
SRA International, Inc. (a)(b)	1,483	28,325
Teletech Holdings, Inc. (a)(b)	530	10,616
Total System Services, Inc. (b)	2,180	37,648
Unisys Corp. (a)(b)	494	19,049
		458,949
Publishing Industries (except Internet) - 6.61%
BMC Software, Inc. (a)(b)	1,296	51,969
CA, Inc. (b)	1,352	30,366
Check Point Software Technologies (a)(b)(d)	1,044	35,371
Cigna Corp. (b)	2,134	75,266
Micros Systems, Inc. (a)(b)	1,574	48,841
Microsoft Corp. (b)	2,134	65,066
Novell, Inc. (a)(b)	6,938	28,793
Rightnow Technologies, Inc. (a)(b)	249	4,325
Sybase, Inc. (a)(b)	1,201	52,123
		392,120
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.27%
Deutsche Bank AG(b)(d)	1,060	75,164

Telecommunications - 4.50%
Atlantic Tele Network, Inc.	52	2,860
China Unicom Hong Kong Ltd. - ADR	3,705	48,573
Chunghwa Telecom Co. Ltd. - ADR	1,139	21,151
Empresa Nacional de Electricidad SA/Chile - ADR	111	5,580
Fidelity National Information Services, Inc.	2,059	48,263
KT Corp. - ADR	671	11,286
Telecom Corp. of New Zealand Ltd. - ADR	255	2,292
Telecom Italia SpA - ADR	278	4,290
Telefonica SA - ADR	448	37,417
Telefonos de Mexico SAB de CV - ADR	1,829	30,325
Telekomunikasi Indonesia Tbk PT - ADR	308	12,305
Vimpel-Communications - ADR	2,288	42,534
		266,876
Transportation Equipment Manufacturing - 0.99%
Textron, Inc.	3,135	$58,969

Utilities - 1.70%
Huaneng Power International, Inc. - ADR	183	4,099
NRG Energy, Inc. (a)	2,690	63,511
Ormat Technologies, Inc.	871	32,959
		100,569
TOTAL COMMON STOCKS (Cost $2,943,443)		$3,030,640

PREFERRED STOCKS - 0.95%
Credit Intermediation and Related Activities - 0.33%
Itau Unibanco Holding SA - ADR	865	19,757

Publishing Industries (except Internet) - 0.57%
Tele Norte Leste Participacoes SA - ADR	1,574	33,715

Telecommunications - 0.05%
Brasil Telecom SA - ADR	111	3,233
TOTAL PREFERRED STOCKS (Cost $53,161)		$56,705

SHORT-TERM INVESTMENTS - 1.86%
Money Market Funds - 1.86%
Fidelity Institutional Money Market Fund - Government Portfolio
0.030% (b)(c)	110,287	$110,287
TOTAL SHORT-TERM INVESTMENTS (Cost $110,287)		$110,287
Total Investments (Cost $3,106,891) - 53.91%		$3,197,632
Other Assets in Excess of Liabilities - 46.09%		2,733,361
TOTAL NET ASSETS - 100.00%		$5,930,993

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of these securities constitutes proceeds from securities sold short.
(c)	Variable rate security. The rate shown is the rate in effect at December 31, 2009.
(d)	Foreign issued security.

Leuthold Hedged Equity Fund
Schedule of Securities Sold Short
December 31, 2009 (Unaudited)

COMMON STOCKS - 44.36%
Air Transportation - 1.72%
Continental Airlines, Inc. (a)	2,853	$51,126
Delta Air Lines, Inc. (a)	4,440	50,527
		101,653
Broadcasting (except Internet) - 0.66%
Liberty Global, Inc. (a)	1,783	39,065

Chemical Manufacturing - 2.34%
Intrepid Potash, Inc. (a)(b)	1,729	50,435
United Therapeutics Corp. (a)	797	41,962
Vertex Pharmaceuticals, Inc. (a)(c)	1,087	46,578
		138,975
Computer and Electronic Product Manufacturing - 6.00%
Cypress Semiconductor Corp. (a)	4,268	45,070
Formfactor, Inc. (a)	1,776	38,646
Hologic, Inc. (a)	2,854	41,383
Intersil Corp.	2,670	40,958
National Instruments Corp.	1,658	48,828
National Semiconductor Corp.	2,932	45,035
Teradyne, Inc. (a)	4,881	52,373
Tivo, Inc. (a)	4,298	43,754
		356,047
Construction of Buildings - 2.11%
Lennar Corp. - Class A	3,189	40,724
Pulte Homes, Inc.	3,963	39,630
Toll Brothers, Inc. (a)	2,387	44,899
		125,253
Credit Intermediation and Related Activities - 3.79%
Bank of New York Mellon Corp.	1,636	45,759
First Horizon National Corp. (a)	3,410	45,699
Peoples United Financial, Inc.	2,851	47,612
TFS Financial Corp.	3,990	48,438
Zions Bancorporation	2,895	37,143
		224,651
Forestry and Logging - 0.83%
Weyerhaeuser Co.	1,145	49,395

Insurance Carriers and Related Activities - 0.82%
Markel Corp. (a)	143	48,620

Machinery Manufacturing - 4.07%
Brunswick Corp.	4,335	55,098
Kennametal, Inc.	1,853	48,030
KLA-Tencor Corp.	1,301	47,044
Martin Marietta Materials, Inc.	473	42,291
Novellus Systems, Inc. (a)	2,102	49,061
		241,524
Management of companies and Enterprises - 1.62%
Associated Banc Corp.	4,066	44,767
City National Corp.	1,130	51,528
		96,295
Mining (except Oil and Gas) - 2.95%
Agnico Eagle Mines Ltd. (b)	720	38,880
Alpha Natural Resources, Inc. (a)	1,165	50,538
Potash Corp. of Saskatchewan	404	43,834
Vulcan Materials Co.	787	41,451
		174,703
Miscellaneous Manufacturing - 1.28%
Boston Scientific Corp. (a)	4,777	42,993
Nuvasive, Inc. (a)	1,036	33,131
		76,124
Motion Picture and Sound Recording Industries - 0.73%
Time Warner, Inc.	1,478	43,069

Nonmetallic Mineral Product Manufacturing - 0.82%
Eagle Materials, Inc.	1,873	48,792

Oil and Gas Extraction - 1.58%
Plains Exploration & Production Co. (a)	1,809	50,037
Suncor Energy, Inc. (b)	1,239	43,749
		93,786
Performing Arts, Spectator Sports, and Related Industries - 0.74%
Penn National Gaming, Inc. (a)	1,611	43,787

Primary Metal Manufacturing - 0.75%
Gerdau Ameristeel Corp. (b)	5,354	44,171

Professional, Scientific, and Technical Services - 1.35%
Cadence Design System, Inc. (a)	6,067	36,341
Itron, Inc. (a)	646	43,650
		79,991
Publishing Industries (except Internet) - 1.60%
Electronic Arts, Inc. (a)	2,399	42,582
Symantec Corp. (a)	2,923	52,293
		94,875
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.87%
The Charles Schwab Corp.	2,730	51,379

Telecommunications - 0.69%
Leap Wireless International, Inc. (a)	2,339	41,049

Transportation Equipment Manufacturing - 3.14%
Honda Motor Ltd - ADR	1,436	48,680
Navistar International Corp. (a)	1,303	50,361
Paccar, Inc.	1,114	40,405
Toyota Motor Corp. - ADR	556	46,793
		186,239
Truck Transportation - 0.84%
Con-way, Inc.	1,431	49,956

Utilities - 1.63%
EQT Corp.	1,080	47,434
Korea Electric Power - ADR (a)	3,388	49,262
		96,696
Warehousing and Storage - 0.74%
Iron Mountain, Inc. (a)	1,921	43,722

Waste Management and Redemption Services - 0.69%
Covanta Holding Corp. (a)	2,272	41,100
TOTAL COMMON STOCKS (Proceeds $2,557,592)		$2,630,917

INVESTMENT COMPANIES - 2.42%
Exchange Traded Funds - 2.42%
SPDR Trust Series 1	1,289	143,646
TOTAL INVESTMENT COMPANIES (Proceeds $142,244)		$143,646
Total Securities Sold Short (Proceeds $2,699,836) - 46.78%		$2,774,563

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Leuthold Hedged Equity Fund
Cost of investments	$ 3,131,306
Gross unrealized appreciation	147,014
Gross unrealized depreciation	(80,688)
Net unrealized appreciation	$ 66,326

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,030,640	$ -	$ -	$ 3,030,640
Preferred Stocks	56,705	-	-	56,705

Money Market Funds	110,287	-	-	110,287

Total Investments in Securities	$ 3,197,632	$ -	$ -	$ 3,197,632

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$ 2,630,917	$ -	$ -	$ 2,630,917
Exchange Traded Funds - Short	143,646	-	-	143,646

Total Securities Sold Short	$ 2,774,563	$ -	$ -	$ 2,774,563

Grizzly Short Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
	Amount	Fair Value
SHORT-TERM INVESTMENTS - 24.81%
United States Treasury Obligations - 19.30%
United States Treasury Bills
0.004%, 01/07/2010 (a)	$10,000,000	$9,999,900
0.021%, 02/11/2010 (a)	10,000,000	9,999,431
		19,999,331

	Shares	Fair Value
Money Market Funds - 5.51%
Fidelity Institutional Money Market Fund - Government Portfolio
0.030% (a)(b)	5,712,537	$5,712,537
TOTAL SHORT-TERM INVESTMENTS (Cost $25,711,868)		$25,711,868
Total Investments (Cost $25,711,868) - 24.81%		$25,711,868
Other Assets in Excess of Liabilities - 75.19%		77,938,898
TOTAL NET ASSETS - 100.00%		$103,650,766

Percentages are stated as a percent of net assets.
(a)	All or a portion of these securities constitutes proceeds from securities sold short.
(b)	Variable rate security. The rate shown is the rate in effect at December 31, 2009.

Grizzly Short Fund
Schedule of Securities Sold Short
December 31, 2009 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.67%
Air Transportation - 3.50%
Continental Airlines, Inc. (a)	101,860	$1,825,331
Delta Air Lines, Inc. (a)	158,526	1,804,026
		3,629,357
Broadcasting (except Internet) - 1.35%
Liberty Global, Inc. (a)	63,654	1,394,659

Chemical Manufacturing - 4.81%
Intrepid Potash, Inc. (a)(b)	61,742	1,801,014
United Therapeutics Corp. (a)	28,934	1,523,375
Vertex Pharmaceuticals, Inc. (a)(c)	38,797	1,662,452
		4,986,841
Computer and Electronic Product Manufacturing - 12.26%
Cypress Semiconductor Corp. (a)	152,373	1,609,059
Formfactor, Inc. (a)	63,410	1,379,802
Hologic, Inc. (a)	101,895	1,477,478
Intersil Corp.	95,324	1,462,270
National Instruments Corp.	59,204	1,743,558
National Semiconductor Corp.	104,676	1,607,823
Teradyne, Inc. (a)	174,239	1,869,585
Tivo, Inc. (a)	153,450	1,562,121
		12,711,696
Construction of Buildings - 4.34%
Lennar Corp. - Class A	115,824	1,479,073
Pulte Homes, Inc.	141,491	1,414,910
Toll Brothers, Inc. (a)	85,208	1,602,762
		4,496,745
Credit Intermediation and Related Activities - 7.74%
Bank of New York Mellon Corp.	58,404	1,633,560
First Horizon National Corp. (a)	121,643	1,630,016
People's United Financial, Inc.	101,790	1,699,893
TFS Financial Corp.	142,430	1,729,100
Zions Bancorporation	103,355	1,326,045
		8,018,614
Forestry and Logging - 1.70%
Weyerhaeuser Co.	40,883	1,763,693

Insurance Carriers and Related Activities - 1.68%
Markel Corp. (a)	5,110	1,737,400

Machinery Manufacturing - 8.32%
Brunswick Corp.	154,771	1,967,139
Kennametal, Inc.	66,157	1,714,789
KLA-Tencor Corp.	46,445	1,679,451
Martin Marietta Materials, Inc.	16,896	1,510,671
Novellus Systems, Inc. (a)	75,056	1,751,807
		8,623,857
Management of Companies and Enterprises - 3.32%
Associated Banc Corp.	145,176	1,598,388
City National Corp.	40,327	1,838,911
		3,437,299
Miscellaneous Manufacturing - 2.62%
Boston Scientific Corp. (a)	170,554	1,534,986
Nuvasive, Inc. (a)	36,989	$1,182,908
		2,717,894
Mining (except Oil and Gas) - 6.02%
Agnico Eagle Mines Ltd. (b)	25,691	1,387,314
Alpha Natural Resources, Inc. (a)	41,578	1,803,654
Potash Corp. of Saskatchewan	14,427	1,565,329
Vulcan Materials Co.	28,090	1,479,500
		6,235,797
Motion Picture and Sound Recording Industries - 1.48%
Time Warner, Inc.	52,772	1,537,776

Nonmetallic Mineral Product Manufacturing - 1.68%
Eagle Materials, Inc.	66,852	1,741,495

Oil and Gas Extraction - 3.23%
Plains Exploration & Production Co. (a)	64,592	1,786,615
Suncor Energy, Inc. (b)	44,220	1,561,408
		3,348,023
Performing Arts, Spectator Sports, and Related Industries - 1.51%
Penn National Gaming, Inc. (a)	57,500	1,562,850

Primary Metal Manufacturing - 1.52%
Gerdau Ameristeel Corp. (b)	191,135	1,576,864

Professional, Scientific, and Technical Services - 2.75%
Cadence Design System, Inc. (a)	216,582	1,297,326
Itron, Inc. (a)	23,049	1,557,421
		2,854,747
Publishing Industries (except Internet) - 3.27%
Electronic Arts, Inc. (a)	85,660	1,520,465
Symantec Corp. (a)	104,363	1,867,054
		3,387,519
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.77%
The Charles Schwab Corp.	97,479	1,834,555

Telecommunications - 1.41%
Leap Wireless International, Inc. (a)	83,504	1,465,495

Transportation Equipment Manufacturing - 6.41%
Honda Motor Ltd. - ADR	51,278	1,738,324
Navistar International Corp. (a)	46,515	1,797,805
Paccar, Inc.	39,771	1,442,494
Toyota Motor Corp. - ADR	19,850	1,670,576
		6,649,199
Truck Transportation - 1.72%
Con-way, Inc.	51,104	1,784,041

Utilities - 3.33%
EQT Corp.	38,554	1,693,292
Korea Electric Power Corp. - ADR (a)	120,945	1,758,540
		3,451,832
Warehousing and Storage - 1.51%
Iron Mountain, Inc. (a)	68,590	1,561,108

Waste Management and Redemption Services - 1.42%
Covanta Holding Corp. (a)	81,105	1,467,190
TOTAL COMMON STOCKS (Proceeds $91,519,811)		$93,976,546
INVESTMENT COMPANIES - 5.01%
Exchange Traded Funds - 5.01%
SPDR Trust Series 1	46,624	$5,195,778
TOTAL INVESTMENT COMPANIES (Proceeds $5,054,885)		$5,195,778
Total Securities Sold Short (Proceeds $96,574,696) - 95.68%		$99,172,324

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Grizzly Short Fund
Cost of investments	$ 25,711,868
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized depreciation	$ -

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
United States Treasury Bills	$ -	$ 19,999,331	$ -	$ 19,999,331
Money Market Funds	5,712,537	-	-	5,712,537

Total Investments in Securities	$ 5,712,537	$ 19,999,331	$ -	$ 25,711,868

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$ 93,976,546	$ -	$ -	$ 93,976,546
Exchange Traded Funds - Short	5,195,778	-	-	5,195,778

Total Securities Sold Short	$ 99,172,324	$ -	$ -	$ 99,172,324

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title) /s/ Steven C. Leuthold
                                                 Steven C. Leuthold, President

Date   2/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven C. Leuthold
                                                 Steven C. Leuthold, President

Date   2/25/10
By (Signature and Title)* /s/ Holly J. Weiss
                                                   Holly J. Weiss, Treasurer

Date   2/25/10

* Print the name and title of each signing officer under his or her signature.